UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

(Exact Name of Registrant as Specified in its Charter)

1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (856) 210-6779

Peter C. Zeuli
Philadelphia Investment Partners, LLC
1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Name and Address of Agent for Service)

Copy to:

Terrance James Reilly, Esq.
Montgomery, McCracken, Walker & Rhoads, LLP
123 South Broad Street
Avenue of the Arts
Philadelphia, PA  19109

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: December 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 91.03%

Application Software - 1.33%
4,000	Microsoft Corp. ***	$ 149,640

Biotechnology - 2.37%
1,000	Alexion Pharmaceuticals, Inc. *	132,884
1,000	Alexion Pharmaceuticals, Inc. (*) (***)	132,884
		265,768
Business Services - 1.84%
4,500	The Western Union Co.	77,625
7,500	The Western Union Co. ***	129,375
		207,000
CATV Systems - 3.62%
1,000	Time Warner Cable, Inc.	135,500
2,000	Time Warner Cable, Inc. ***	271,000
		406,500
Catalog & Mail Order Houses - 2.84%
800	Amazon.com, Inc. (*) (***)	319,032

Chemicals - Major Diversified - 1.74%
1,000	E. I. du Pont de Nemours and Co.	64,970
2,000	E. I. du Pont de Nemours and Co. ***	129,940
		194,910
Cigarettes - 1.55%
250	Philip Morris International, Inc.	21,783
1,750	Philip Morris International, Inc. ***	152,478
		174,260
Commercial Banks, NEC - 1.47%
1,750	The Toronto-Dominion Bank	164,920

Construction Machinery & Equipment - 1.87%
5,500	The Manitowoc Co., Inc.	128,260
3,500	The Manitowoc Co., Inc. ***	81,620
		209,880
Copper - 3.36%
4,000	Freeport-McMoRan Copper & Gold, Inc.	166,020
6,000	Freeport-McMoRan Copper & Gold, Inc. ***	211,380
		377,400
Crude Petroleum & Natural Gas - 1.50%
1,000	EOG Resources, Inc.	167,840

Department Stores - 2.56%
12,500	J.C. Penny Companies, Inc. *	121,625
5,000	J.C. Penny Companies, Inc. (*)(***)	38,500
2,000	The TJX Companies, Inc. ***	127,460
		287,585
Diversified Investments - 2.02%
820	The Goldman Sachs Group, Inc.	145,353
460	The Goldman Sachs Group, Inc. ***	81,540
		226,893
Electronics Stores - 2.66%
80,000	RadioShack Corp. *	208,000
35,000	RadioShack Corp. (*)(***)	91,000
		299,000
Farm & Construction Machinery - 2.02%
1,350	Caterpillar, Inc.	122,594
1,150	Caterpillar, Inc. ***	104,432
		227,025
Farm Machinery & Equipment - 1.17%
2,250	Joy Global, Inc. ***	131,603

Food - Major Diversified - 1.53%
3,000	Annies, Inc. *	129,120
1,000	Annies, Inc. (*) (***)	43,040
		172,160
General Entertainment - 3.11%
55	Priceline.com, Inc. *	63,932
245	Priceline.com, Inc. (*) (***)	284,788
		348,720
Internet Information Providers - 3.00%
50	Google Inc. Class A (*)	56,036
250	Google Inc. Class A (*) (***)	280,178
		336,213
Investment Advice - 1.98%
17,000	Fortress Investment Group LLC	145,520
9,000	Fortress Investment Group LLC ***	77,040
		222,560
Investment Brokerage-National - 4.10%
4,250	TD Ameritrade Holding Corp.	130,220
10,750	TD Ameritrade Holding Corp. ***	329,380
		459,600
Major Integrated Oil & Gas - 1.11%
1,000	Chevron Corp. ***	124,910

Management Services - 2.56%
1,650	Accenture PLC Class A (Ireland)	135,663
1,850	Accenture PLC Class A (Ireland) ***	152,107
		287,770
Medical Appliances & Equipment - 1.03%
300	Intuitive Surgical, Inc. *	115,224

Money Center Banks - 4.40%
2,000	JP Morgan Chase & Co.	116,960
3,000	JP Morgan Chase & Co. ***	175,440
1,000	Royal Bank of Canada	72,530
2,000	Royal Bank of Canada ***	129,160
		494,090
Oil & Gas Refining & Marketing. - 2.44%
1,500	HollyFrontier Corp.	74,535
4,000	HollyFrontier Corp. ***	198,760
		273,295
Personal Computers - 3.00%
300	Apple, Inc.	168,306
300	Apple, Inc. ***	168,306
		336,612
Pharmaceutical Preparations - 0.81%
5,000	Threshold Pharmaceuticals, Inc. *	23,350
20,000	Avanir Pharmaceuticals, Inc. *	67,200
		90,550
Processed & Packaged Goods - 3.37%
1,500	Green Mountain Coffee Roasters, Inc. *	113,310
3,500	Green Mountain Coffee Roasters, Inc. (*) (***)	264,390
		377,700
Property & Casualty Insurance - 2.31%
1,000	Ace, Ltd.	103,530
1,500	Ace, Ltd.	155,295
		258,825
Restaurants - 1.95%
1,250	Mcdonald's Corp.	121,287
1,000	Mcdonald's Corp.	97,030
		218,317
Semiconductor-Broad Line - 1.89%
4,000	Avago Technologies, Ltd. ***	211,516

Semiconductor-Specialized - 1.46%
5,000	Cirrus Logic, Inc. *	102,110
3,000	Cirrus Logic, Inc. (*)(***)	61,290
		163,400
Services-Advertising - 2.70%
7,500	Angie's List, Inc. *	113,625
12,500	Angie's List, Inc. (*)(***)	189,375
		303,000
Services-Computer Integrated Systems Design - 1.80%
3,500	Yahoo!, Inc. *	141,540
1,500	Yahoo!, Inc. (*)(***)	60,660
		202,200
Services-Computer Programming Services - 1.58%
1,750	Cognizant Technology Solutions Corp. *	176,715

Services-Prepackaged Software - 1.60%
1,000	Vmware, Inc. *	89,710
1,000	Vmware, Inc. (*)(***)	89,710
		179,420
Shipping - 5.75%
21,500	Ship Finance International Ltd.	352,170
15,000	Ship Finance International Ltd. ***	245,700
10,000	DryShips, Inc. *	47,000
		644,870
Specialty Eateries - 2.45%
500	Starbucks Corp.	39,195
3,000	Starbucks Corp. ***	235,170
		274,365
Tabacco - 1.17%
4,000	Japan Tobacco, Inc. *	131,600

TOTAL FOR COMMON STOCK (Cost $9,245,008) - 91.03%		$ 10,212,888

EXCHANGE TRADED FUNDS - 13.49%
2,750	iPath MSCI India Index ETN *	156,602
4,250	iPath MSCI India Index ETN (*) (***)	242,118
6,000	IQ Global Agribusiness Small Cap	165,000
2,000	IQ Global Agribusiness Small Cap ***	55,000
5,000	iShares MSCI Germany Index	158,800
3,000	iShares MSCI Germany Index ***	95,280
8,000	iShares MSCI Hong Kong Index	164,800
5,000	iShares MSCI Hong Kong Index ***	103,000
12,500	iShares MSCI Japan Index	151,738
1,000	iShares MSCI South Africa Index	64,490
500	SPDR Gold Shares *	58,060
850	SPDR Gold Shares (*) (***)	98,702

TOTAL EXCHANGE TRADED FUNDS (Cost $1,352,103) - 13.49%		1,513,590

REAL ESTATE INVESTMENT TRUSTS - 1.96%
7,500	Invesco Mortgage Capital, Inc.	110,100
7,500	Invesco Mortgage Capital, Inc.	110,100

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $230,839) - 1.96%		220,200

LIMITED PARTNERSHIPS - 1.40%
1,150	Blackstone Group L.P.	36,225
3,850	Blackstone Group L.P. ***	121,275

TOTAL FOR LIMITED PARTNERSHIPS (Cost $121,056) - 1.40%		157,500

PUT OPTIONS - 1.06% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Apple, Inc.
300	January 2014 Put @ $530	582

	ACE, Ltd.
2000	January 2014 Put @ $95.00	350

	Accenture plc
2,500	January 2014 Put @ $70.00	125

	Accenture plc
2,500	January 2014 Put @ $77.50	250

	Alexion Pharmaceuticals, Inc.
1,000	January 2014 Put @ $125.00	1,610

	TD Ameritrade Holding Corporation
10,000	January 2014 Put @ $27.50	400

	Amazon.com, Inc.
400	January 2014 Put @ $370.00	684

	Angie's List, Inc.
15,000	February 2014 Put @ $12.50	9,750

	Avago Technologies, Ltd.
2,500	January 2014 Put @ $47.50	500

	Annie's, Inc.
2,500	January 2014 Put @ $40.00	688

	Blackstone Group L.P.
3,000	January 2014 Put @ $28.00	240

	Caterpillar, Inc.
1,500	January 2014 Put @ $82.50	195

	Cognizant Technology Solutions Corp.
1,000	January 2014 Put @ $90.00	125

	Chevron Corp.
500	January 2014 Put @ $115.00	65

	E.I. DuPont de Nemours & Co.
2,000	January 2014 Put @ $57.50	180

	EOG Resources, Inc.
500	January 2014 Put @ $155.00	220

	iShares MSCI Germany ETF
5,000	January 2014 Put @ $29.00	250

	iShares MSCI Hong Kong ETF
9,000	January 2014 Put @ $19.00	450

	iShares MSCI Japan ETF
9,000	January 2014 Put @ $11.00	90

	Facebook, Inc.
5,000	January 2014 Put @ $52.50	4,700

	Freeport-McMoRan Copper & Gold, Inc.
7,500	January 2014 Put @ $33.00	600

	Fortress Investment Group LLC
15,000	January 2014 Put @ $8.00	1,500

	SPDR Gold Shares
1,000	January 2014 Put @ $113.00	970

	Green Mountain Coffee Roasters, Inc.
3,000	January 2014 Put @ $70.00	2,070

	Google, Inc.
200	January 2014 Put @ $1,030.00	200

	Goldman Sachs Group, Inc.
800	January 2014 Put @ $165.00	344

	HollyFrontier Corp.
3,500	January 2014 Put @ $46.50	875

	iPath MSCI India Index ETN
4,000	January 2014 Put @ $53.00	6,200

	Invesco Mortgage Capital, Inc.
10,000	January 2014 Put @ $14.00	750

	J.C. Penny Companies, Inc.
17,500	January 2014 Put @ $10.00	18,550

	Joy Global, Inc.
1,500	January 2014 Put @ $49.00	60

	JPMorgan Chase & Co.
3,500	January 2014 Put @ $52.50	385

	Microsoft Corp.
2,500	January 2014 Put @ $34.00	175

	The Manitowoc Co., Inc.
3,000	January 2014 Put @ $20.00	300

	The Manitowoc Co., Inc.
4,500	January 2014 Put @ $22.00	720

	Priceline.com, Inc.
200	January 2014 Put @ $1,105.00	1,422

	Philli Morris International, Inc.
1,000	January 2014 Put @ $82.50	100

	Regeneron Pharmaceuticals, Inc.
1,000	January 2014 Put @ $225.00	360

	RadioShack, Inc.
50,000	January 2014 Put @ $2.50	5,000

	Russell 2000
3,000	January 2014 Put @ $1,005.00	1,440

	Royal Bank of Canada
2,000	January 2014 Put @ $60.00	100

	Starbucks Corp.
2,500	January 2014 Put @ $75.00	775

	S&P 500
3,000	January 2014 Put @ $1,620.00	2,100

	The Toronto-Dominion Bank
1,000	January 2014 Put @ $87.50	150

	The TJX Companies, Inc.
1,000	January 2014 Put @ $60.00	200

	Time Warner Cable, Inc.
2,000	January 2014 Put @ $125.00	1,100

	Twitter, Inc.
5,000	February 2014 Put @ $65.00	50,000

	VMware, Inc.
1,000	January 2014 Put @ $85.00	500

	The Western Union Co.
6,000	January 2014 Put @ $16.00	450

	Yahoo!, Inc.
3,000	January 2014 Put @ $38.00	450

	Total (Premiums Paid $193,533) - 1.00%	119,300

CALL OPTIONS - 2.21% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Apple, Inc.
200	February 2014 Call @ $600.00	2,020

	Angie's List, Inc.
10,000	January 2014 Call @ $15.00	10,000

	Ann, Inc.
2,500	March 2014 Call @ $35.00	7,500

	Avago Technologies, Ltd.
2,000	January 2014 Call @ $50.00	6,800

	Avanir Pharmaceuticals, Inc.
2,500	March 2014 Call @ $5.00	1,125

	Celgene Corp.
1,500	January 2014 Call @ $175.00	2,835

	Cisco Systems, Inc.
5,000	January 2014 Call @ $20.00	12,150

	iShares MSCI Brazil Capped
6,000	March 2014 Call @ $46.00	7,800

	iShares MSCI South Africa Index
4,000	January 2014 Call @ $65.00	3,200

	iShares MSCI South Africa Index
4,000	April 2014 Call @ $65.00	11,800

	Facebook, Inc.
1,500	January 2014 Call @ $47.00	11,640

	First Solar, Inc.
3,000	January 2014 Call @ $57.5	3,300

	iShares China Large-Cap
8,000	February 2014 Call @ $40.00	4,160

	Gilead Sciences, Inc.
1,500	January 2014 Call @ $70.00	8,250

	iShares Core S&P 500
2,000	January 2014 Call @ $189.00	950

	iShares Russell 2000
4,000	January 2014 Call @ $119.00	1,200

	J.C. Penny Companies, Inc.
5,000	February 2014 Call @ $8.00	8,050

	Joy Global, Inc.
2,000	January 2014 Call @ $52.50	12,200

	Regeneron Pharmaceuticals, Inc.
1,000	January 2014 Call @ $280.00	7,400

	Market Vectors Russia ETF
7,500	January 2014 Call @ $30.00	750

	Sirius XM Holdings, Inc.
10,000	January 2014 Call @ $3.50	1,100

	Smith & Wesson Holding Corp.
12,500	March 2014 Call @ $12.00	22,188

	Threshold Pharmaceuticals, Inc.
10,000	March 2014 Call @ $5.00	4,600

	Telsa Motors, Inc.
4,000	January 2014 Call @ $180.00	1,440

	Twitter, Inc.
2,500	February 2014 Call @ $65.00	21,000

	Twitter, Inc.
5,000	February 2014 Call @ $80.00	20,500

	United States Natural Gas
35,000	January 2014 Call @ $20.00	34,300

	Vanguard FTSE Europe ETF
7,000	March 2014 Call @ $59.00	11,200

	Financial Select Sector SPDRA
5,500	February 2014 Call @ $23.00	495

	Technology Select Sector SPDR Fund
4,000	March 2014 Call @ $37.00	1,400

	Consumer Staples Select Secor Fund
2,000	March 2014 Call @ $45.00	340

	Consumer Discret Select Sector Fund
1,500	March 2014 Call @ $69.00	1,050

	Yahoo!, Inc.
1,000	January 2014 Call @ $35.00	5,450

	Total (Premiums Paid $270,794) - 0.23%	248,193

SHORT TERM INVESTMENTS - 9.28%
1,040,826	Invesco Stit Liquid Assets Portfolio Private Class #1915 0.02% ** (Cost $1,040,826)	1,040,826

TOTAL INVESTMENTS (Cost $12,454,159) - 120.43%		$ 13,512,497

LIABILITIES IN EXCESS OF OTHER ASSETS - (20.43%)		(2,292,727)

NET ASSETS - 100.00%		$ 11,219,770

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at December 31, 2013.
*** Securities held as collateral for securities sold short and written options at December 31, 2013.
ADR - American Depositary Receipt

	Philadelphia Investment Partners New Generation Fund
	Schedule of Sold Short
	December 31, 2013 (Unaudited)

COMMON STOCKS

Services-Computer Programming, Data Processing, Etc.
3,500	Twitter, Inc. *	222,775

TOTAL COMMON STOCKS (Cost $198,165)		222,775

EXCHANGE TRADED FUNDS *
3,000	Consumer Discret Select Sector SPDR	200,490
4,000	Consumer Staples Select Sector SPDR	171,920
4,500	Industrial Select Sector SPDR	235,170
3,500	iShares Core S&P 500	649,775
11,000	SPDR Financial Select Sector	240,460
6,500	Technology Select Sector	232,310
13,970	Vanguard MSCI European	821,436
30	Vanguard MSCI European ***	1,764
6,000	iShares Russell 2000	692,160

TOTAL EXCHANGE TRADED FUNDS (Cost $2,784,018)		3,245,485

* Represents Non-Income Producing Security.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Options Written
	December 31, 2013 (Unaudited)

PUT OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put

	Angie's List, Inc.
15,000	February 2014 Put @ $15.00	25,350

	Avago Technologies, Ltd.
20,000	March 2014 Put @ $3.00	14,400

	Cirrus Logic, Inc.
5,000	January 2014 Put @ $19.00	1,250

	Facebook, Inc.
2,500	January 2014 Put @ $50.00	925

	iShares Russell 2000
4,000	January 2014 Put @ $100.00	280

	J.C. Penny Companies., Inc.
25,000	January 2014 Put @ $8.00	3,750

	Joy Global, Inc.
1,000	January 2014 Put @ $46.00	50

	Regeneron Pharmaceuticals, Inc.
1,000	January 2014 Put @ $250.00	1,900

	Russell 2000
3,000	January 2014 Put @ $1,045.00	2,760

	S&P 500
3,000	January 2014 Put @ $1,680.00	4,200

	Time Warner Cable, Inc.
2,000	January 2014 Put @ $130.00	2,300

	Vanguard MSCI European ETF
5,000	March 2014 Put @ $52.00	875

	Financial Select Sector SPDRA
4,000	February 2014 Put @ $19.00	180

	Technology Select Sector SPDR Fund
3,000	March 2014 Put @ $32.00	450

	Consumer Staples Select Sector SPDR
1,500	March 2014 Put @ $38.00	210

	Consumer Discret Select Sector SPDR
1,000	March 2014 Put @ $60.00	345

	Total (Premiums Received - $121,013)	$ 59,225

CALL OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Calls
	Apple, Inc.
600	January 2014 Calls @ $595.00	1,212

	Ace, Ltd.
2,500	January 2014 Calls @ $105.00	1,000

	Accenture plc
2,500	January 2014 Calls @ $85.00	500

	Alexion Pharmaceuticals, Inc.
1,000	January 2014 Calls @ $140.00	1,830

	Amazon.com, Inc.
800	January 2014 Calls @ $420.00	1,688

	Avago Technologies, Ltd.
4,000	January 2014 Calls @ $55.00	2,960

	Blackstone Group L.P.
5,000	January 2014 Calls @ $32.00	3,000

	Caterpillar, Inc.
2,500	January 2014 Calls @ $92.50	1,425

	Celgene Corp.
1,500	January 2014 Calls @ $195.00	165

	Cirrus Logic, Inc.
8,000	January 2014 Calls @ $21.00	3,760

	Cogniznt Technology Solutions Corp.
1,500	January 2014 Calls @ $100.00	3,090

	Chevron Corp.
500	January 2014 Calls @ $125.00	725

	E.I. DuPont de Nemours & Co.
2,000	January 2014 Calls @ $65.00
		1,900
	EOG Resources, Inc.
1,000	January 2014 Calls @ $175.00
		980
	iShares MSCI Brazil Capped
3,000	March 2014 Calls @ $51.00
		615
	Facebook, Inc.
1,500	January 2014 Calls @ $60.00
		570
	Fortress Investment Group LLC
15,000	January 2014 Calls @ $9.00
		150
	First Solar, Inc.
3,000	January 2014 Calls @ $85.00
		240
	iShares China Large-Cap
6,000	February 2014 Calls @ $42.50
		750
	Gilead Sciences, Inc.
15,000	January 2014 Calls @ $80.00
		480
	SPDR Gold Shares
1,000	January 2014 Calls @ $125.00
		130
	Green Mountain Coffee Roasters, Inc.
4,000	January 2014 Calls @ $80.00
		3,360
	Google, Inc.
300	January 2014 Calls @ $1,180.00
		330
	Goldman Sachs Group, Inc.
1,300	January 2014 Calls @ $185.00
		884
	HollyFrontier Corp.
4,500	January 2014 Calls @ $54.00
		675
	iPath MSCI India Index
5,000	January 2014 Calls @ $58.00
		10,750
	Intuitive Surgical, Inc.
300	January 2014 Calls @ $380.00
		2,910
	J.C. Penny Companies, Inc.
10,000	January 2014 Calls @ $11.00
		600
	Joy Global, Inc.
1,000	January 2014 Calls @ $57.50
		1,890
	JPMorgan Chase & Co.
4,000	January 2014 Calls @ $60.00
		1,520
	Microsoft Corp.
3,000	January 2014 Calls @ $39.00
		480
	The Manitowoc Co.
4,500	January 2014 Calls @ $24.00
		1,305
	Priceline.com, Inc.
200	January 2014 Calls @ $1,250.00
		450
	Regeneron Pharmaceuticals, Inc.
1,000	January 2014 Calls @ $320.00
		280
	RadioShack Corp.
50,000	January 2014 Calls @ $3.00
		2,500
	Starbucks Corp.
3,000	January 2014 Calls @ $82.50
		390
	The TJX Companies, Inc.
1,000	January 2014 Calls @ $65.00
		540
	Tesla Motors, Inc.
4,000	January 2014 Calls @ $165
		6,720
	Time Warner Cable, Inc.
2,000	January 2014 Calls @ $140.00
		2,000
	Twitter, Inc.
5,000	February 2014 Calls @ $46
		97,000
	Twitter, Inc.
1,500	January 2014 Calls @ $95.00
		675
	United States Natural Gas
25,000	January 2014 Calls @ $23.00
		3,000
	VMware, Inc.
1,000	January 2014 Calls @ $95.00
		450
	The Western Union Co.
6,000	January 2014 Calls @ $18.00
		450
	Yahoo!, Inc.
2,500	January 2014 Calls @ $44.00
		200

	Total (Premiums Received - $120,402)	$ 166,529

	TOTAL WRITTEN OPTIONS (Premium Received - $40,473)	$ 225,754

* Represents Non-Income Producing Security.

NOTES TO FINANCIAL STATEMENTS
Philadelphia Investment Partners New Generation Fund
1. SECURITY TRANSACTIONS

At December 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,454,159 amounted to $587,920 which consisted of aggregate gross unrealized appreciation of $1,538,630 and aggregate gross unrealized depreciation of $950,710.

2. SECURITY VALUATION

Common and Preferred Stocks.  Stocks represent shares of ownership in a company.  Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, the Fund purchases preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.

ETF.  The Fund invests in shares of ETFs, which typically are designed to provide investment results corresponding to a securities (or commodities) index.  These may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”) and iShares exchange-traded Fund (“iShares”), such as iShares Russell 2000 Growth Index Fund.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively.  The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index.

ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Valuation Input of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,212,888	$0	$0	$10,212,888
Exchange Traded Funds	$1,513,590	$0	$0	$1,513,590
Real Estate Investment Trusts	$220,200	$0	$0	$220,200
Limited Partnership	$157,500	$0	$0	$157,500
Options	$367,493	$0	$0	$367,493
Cash Equivalents	$1,040,826	$0	$0	$1,040,826
Total	$13,512,497	$0	$0	$13,512,497

Valuation Input of Liabilities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$222,775	$0	$0	$222,775
Exchange Traded Funds	$3,245,485	$0	$0	$3,245,485
Options	$225,754	$0	$0	$225,754
Total	$3,694,014	$0	$0	$3,694,014

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date March 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date March 3, 2014

* Print the name and title of each signing officer under his or her signature.